Quarterly Holdings Report
for
Fidelity® Japan Fund
January 31, 2024
JPN-NPRT1-0324
1.813056.119
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.9%
JTOWER, Inc. (a)	184,000	5,668,487
Entertainment - 0.7%
Capcom Co. Ltd.	400	15,256
Daiichikosho Co. Ltd.	344,300	4,716,862
		4,732,118
Interactive Media & Services - 1.6%
Hypebeast Ltd. (a)	9,736,500	231,027
Kakaku.com, Inc.	389,000	4,424,997
LY Corp.	1,807,400	5,622,883
		10,278,907
Wireless Telecommunication Services - 1.2%
SoftBank Group Corp.	184,300	7,956,349
TOTAL COMMUNICATION SERVICES		28,635,861
CONSUMER DISCRETIONARY - 19.0%
Automobile Components - 3.2%
DENSO Corp.	1,099,700	17,274,144
Koito Manufacturing Co. Ltd.	212,200	3,248,632
		20,522,776
Automobiles - 2.4%
Isuzu Motors Ltd.	443,900	6,056,992
Suzuki Motor Corp.	207,600	9,325,120
		15,382,112
Broadline Retail - 1.0%
Pan Pacific International Holdings Ltd.	290,200	6,273,107
Hotels, Restaurants & Leisure - 1.5%
Curves Holdings Co. Ltd.	856,100	3,966,136
Kyoritsu Maintenance Co. Ltd. (b)	145,400	5,974,668
		9,940,804
Household Durables - 6.0%
Chervon Holdings Ltd.	1,163,900	2,365,903
Open House Group Co. Ltd.	179,700	5,619,600
Sony Group Corp.	314,300	30,822,897
		38,808,400
Leisure Products - 2.3%
Bandai Namco Holdings, Inc.	328,100	7,104,201
Roland Corp.	145,600	4,837,395
YONEX Co. Ltd.	345,100	2,804,280
		14,745,876
Specialty Retail - 2.6%
Fast Retailing Co. Ltd.	39,600	10,572,288
ZOZO, Inc.	268,200	5,872,646
		16,444,934
TOTAL CONSUMER DISCRETIONARY		122,118,009
CONSUMER STAPLES - 3.1%
Consumer Staples Distribution & Retail - 3.1%
Seven & i Holdings Co. Ltd.	289,700	11,441,652
Sugi Holdings Co. Ltd.	50,700	2,422,428
Tsuruha Holdings, Inc.	49,900	3,948,821
Welcia Holdings Co. Ltd.	142,300	2,400,436
		20,213,337
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
ENEOS Holdings, Inc.	840,400	3,394,002
INPEX Corp.	1,039,800	14,133,443
		17,527,445
FINANCIALS - 12.7%
Banks - 5.3%
Sumitomo Mitsui Financial Group, Inc.	653,600	33,995,942
Capital Markets - 0.6%
SBI Holdings, Inc. Japan	155,200	3,812,592
Financial Services - 3.0%
ORIX Corp.	1,020,700	19,708,971
Insurance - 3.8%
Lifenet Insurance Co. (a)	406,600	3,447,220
Tokio Marine Holdings, Inc.	798,100	21,043,848
		24,491,068
TOTAL FINANCIALS		82,008,573
HEALTH CARE - 7.2%
Biotechnology - 0.2%
PeptiDream, Inc. (a)	110,100	964,861
Health Care Equipment & Supplies - 3.3%
Hoya Corp.	168,600	21,417,121
Health Care Providers & Services - 0.5%
CUC, Inc. (a)	161,100	2,900,388
Health Care Technology - 0.1%
Medlive Technology Co. Ltd. (b)(c)	1,008,500	794,670
Pharmaceuticals - 3.1%
Astellas Pharma, Inc.	775,900	9,033,402
Daiichi Sankyo Kabushiki Kaisha	370,500	11,092,413
		20,125,815
TOTAL HEALTH CARE		46,202,855
INDUSTRIALS - 20.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Class A (a)(d)(e)	18,055	1,751,335
Building Products - 0.8%
Toto Ltd.	184,200	4,985,426
Industrial Conglomerates - 3.8%
Hitachi Ltd.	311,000	24,429,158
Machinery - 7.2%
IHI Corp.	441,300	8,440,477
Minebea Mitsumi, Inc.	201,100	4,156,779
Misumi Group, Inc.	390,960	6,702,969
Mitsubishi Heavy Industries Ltd.	133,700	8,918,258
Nabtesco Corp. (b)	155,900	2,996,541
SMC Corp.	27,400	15,252,059
		46,467,083
Professional Services - 6.4%
BayCurrent Consulting, Inc.	192,100	4,466,133
Funai Soken Holdings, Inc.	250,200	4,356,382
Gakujo Co. Ltd. (b)	202,100	2,429,240
Persol Holdings Co. Ltd.	6,947,900	11,045,158
Qualtec Co. Ltd.	8,500	106,224
SMS Co., Ltd.	238,300	4,303,730
TechnoPro Holdings, Inc.	623,400	14,372,383
		41,079,250
Trading Companies & Distributors - 1.8%
Itochu Corp.	253,000	11,482,183
TOTAL INDUSTRIALS		130,194,435
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment, Instruments & Components - 5.8%
Dexerials Corp.	270,100	7,783,873
Hamamatsu Photonics K.K.	138,500	5,471,430
Ibiden Co. Ltd.	75,500	3,799,155
Iriso Electronics Co. Ltd.	106,200	2,483,517
Murata Manufacturing Co. Ltd.	372,800	7,527,624
Shibaura Electronics Co. Ltd.	68,000	2,525,213
TDK Corp.	158,600	7,891,117
		37,481,929
IT Services - 4.6%
DTS Corp.	185,100	4,552,618
ExaWizards, Inc. (a)(b)	627,500	1,808,385
Fujitsu Ltd.	92,500	12,803,326
NSD Co. Ltd.	337,600	6,335,387
Techmatrix Corp.	407,600	4,354,077
		29,853,793
Semiconductors & Semiconductor Equipment - 5.7%
Furuya Metal Co. Ltd. (b)	5,200	322,643
Renesas Electronics Corp. (a)	1,415,800	23,229,861
ROHM Co. Ltd.	336,400	5,806,007
Sumco Corp.	498,900	7,563,537
		36,922,048
Software - 0.9%
Appier Group, Inc. (a)	76,600	896,258
Money Forward, Inc. (a)	116,700	4,555,037
		5,451,295
Technology Hardware, Storage & Peripherals - 1.9%
FUJIFILM Holdings Corp.	188,300	11,935,382
TOTAL INFORMATION TECHNOLOGY		121,644,447
MATERIALS - 6.6%
Chemicals - 6.6%
Nippon Sanso Holdings Corp.	213,600	5,412,476
Nissan Chemical Corp.	64,500	2,572,443
NOF Corp.	89,100	4,024,091
Resonac Holdings Corp.	240,200	4,789,947
Shin-Etsu Chemical Co. Ltd.	497,500	19,582,691
Tokyo Ohka Kogyo Co. Ltd.	258,900	5,913,404
		42,295,052
REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Relo Group, Inc.	612,000	6,143,094
UTILITIES - 1.4%
Electric Utilities - 1.4%
Kansai Electric Power Co., Inc.	679,300	9,267,103
TOTAL COMMON STOCKS (Cost $500,027,485)		626,250,211

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,009,896	1,010,098
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	3,785,022	3,785,401
TOTAL MONEY MARKET FUNDS (Cost $4,795,499)		4,795,499

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $504,822,984)	631,045,710
NET OTHER ASSETS (LIABILITIES) - 2.1%	13,316,423
NET ASSETS - 100.0%	644,362,133

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $794,670 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,751,335 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	558,316	7,112,426	6,660,644	10,270	-	-	1,010,098	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,586,272	60,697,318	70,498,189	59,586	-	-	3,785,401	0.0%
Total	14,144,588	67,809,744	77,158,833	69,856	-	-	4,795,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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